Expense Example - Pictet AI Enhanced US Equity ETF - Pictet AI Enhanced US Equity ETF Shares	Feb. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71